SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2020 USD ($) shares
Unrecognized tax benefits	$ 0
Amounts accrued for the payment of interest and penalties	0
Federal Depository Insurance Coverage	$ 250,000
Number of warrants to purchase shares issued | shares	434,000
Initial Public Offering and private placement
Number of warrants to purchase shares issued | shares	3,211,334